Revenue, Accounts Receivable, net and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue, Accounts Receivable, net and Deferred Revenue [Abstract]
Revenue by Type of Charter
Below are presented, per type of charter, the Company’s revenues for 2024, 2023 and 2022, and also the balance of Accounts receivable, net, for December 31, 2024 and 2023.

Charter type	2024	2023	2022
Time charters	$63,085	$57,975	$8,131
Pool arrangements	23,378	48,332	43,712
Voyage charters	982	2,631	23,330
Total Revenue	$87,445	$108,938	$75,173

Accounts Receivable by Type of Charter
	As of December 31,
Charter type	2024	2023
Time charters	$2,063	$2,638
Pool arrangements	2,845	5,213
Voyage charters	902	429
Total Acc. Receivable, net	$5,810	$8,280

Revenue from Charterers	Moreover, the charterers that accounted for more than 10% of the Company’s revenue are presented below:
Charterer	2024	2023	2022
A	16%	11%	-
B	26%	28%	-
C	16%	-	-
D	-	13%	41%
E	22%	32%	18%